UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02485

John Hancock Current Interest

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS

Annual report
John Hancock
Money Market Fund
Fixed income
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted largely positive returns for the 12 months ended March 31, 2024. During the first half of the period, U.S. bond yields rose, putting downward pressure on bond prices, as stronger-than-expected economic and inflation data led to expectations that the U.S. Federal Reserve (Fed) wouldn’t be lowering short-term interest rates anytime soon. That view changed by the end of the calendar year as declining inflation and softer economic data boosted investor expectations that Fed rate cuts were coming in 2024. However, by period end, persistent inflation and rising oil prices have somewhat dampened that optimism.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Money Market Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
15	Notes to financial statements
21	Report of independent registered public accounting firm
22	Tax information
23	Statement regarding liquidity risk management
25	Trustees and Officers
29	More information
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital.
MATURITY COMPOSITION AS OF 3/31/2024 (% of total investments)

2	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The Fed tightened monetary policy
After enacting interest-rate hikes in May and July, 2023, the U.S. Federal Reserve (Fed) paused and kept rates at a range of 5.25% to 5.50% for the remainder of the period.
The fund’s yield rose in tandem with short-term rates
Given money markets’ sensitivity to Fed policy, the increase in rates translated to higher returns for the fund.
PORTFOLIO COMPOSITION AS OF 3/31/2024 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	3

Management’s discussion of fund performance
Can you describe some of the key events during the 12 months ended on March 31, 2024, as well as your portfolio strategy in this time?
Money market yields remained high during the period amid persistent inflation and the continued restrictive policy of the U.S. Federal Reserve (Fed). Fed policy was a function of the shifting trends with respect to inflation. The Fed enacted two quarter-point rate hikes at its meetings in May and July 2023, lifting them to a range of 5.25%-5.50%. By the end of 2023, the central bank indicated it was done raising interest rates and was likely to begin cutting rates in the coming year. The futures markets factored in the potential for multiple rate cuts in 2024. However, the renewed concerns about inflation, together with continued strength in both the labor market and consumer spending, caused these hopes to dissipate in the first calendar quarter of 2024. By the end of March, the markets were anticipating only one rate reduction by year-end.
Money market funds continued to offer attractive absolute and real (after-inflation) yields. With the Fed holding rates unchanged, we continued to be data dependent in our investment decisions as we navigated the end of the hiking cycle and potential rate cuts later in the year. We also adjusted the portfolio in response to the money-market reforms implemented by the Securities and Exchange Commission. As always, we actively managed the portfolio’s positioning and maintained an emphasis on liquidity, yield, and diversification.
MANAGED BY

Team of U.S. research analysts and
portfolio managers
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
4	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,024.40	$2.78	0.55%
	Hypothetical example	1,000.00	1,022.30	2.78	0.55%
Class C	Actual expenses/actual returns	1,000.00	1,024.40	2.78	0.55%
	Hypothetical example	1,000.00	1,022.30	2.78	0.55%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Fund’s investments
AS OF 3-31-24
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 42.1%				$568,182,146
(Cost $568,182,146)
Federal Agricultural Mortgage Corp. (U.S. Federal Funds Effective Rate + 0.500%) (A)	02-27-25	5.506	3,323,000	3,334,648
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.140%) (A)	01-21-25	5.560	9,016,000	9,015,017
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.150%) (A)	01-06-25	5.571	7,261,000	7,260,219
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.180%) (A)	12-22-25	5.582	1,515,000	1,515,113
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.200%) (A)	04-04-25 to 12-18-25	5.607	10,746,000	10,746,000
Federal Agricultural Mortgage Corp.	05-01-24 to 12-30-24	4.865 to 5.426	51,092,000	50,487,666
Federal Farm Credit Bank (Prime rate - 3.140%) (A)	04-12-24	5.471	4,970,000	4,969,945
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.070%) (A)	10-04-24	5.475	6,762,000	6,762,000
Federal Farm Credit Bank (Overnight SOFR + 0.080%) (A)	07-22-24	5.485	2,000,000	2,000,000
Federal Farm Credit Bank (Overnight SOFR + 0.085%) (A)	07-22-24	5.505	3,385,000	3,384,845
Federal Farm Credit Bank (Prime rate - 3.085%) (A)	08-08-24	5.516	6,768,000	6,767,399
Federal Farm Credit Bank (Prime rate - 3.040%) (A)	10-17-24	5.536	4,000,000	4,000,000
Federal Farm Credit Bank (Overnight SOFR + 0.140%) (A)	11-07-24	5.546	3,106,000	3,106,000
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.150%) (A)	02-03-25	5.556	3,461,000	3,461,000
Federal Farm Credit Bank (Overnight SOFR + 0.110%) (A)	02-14-25	5.568	1,981,000	1,980,131
Federal Farm Credit Bank (Overnight SOFR + 0.170%) (A)	01-23-25	5.576	5,243,000	5,243,000
Federal Farm Credit Bank (Overnight SOFR + 0.180%) (A)	03-20-25	5.587	3,458,000	3,458,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	7

	Maturity date	Yield (%)	Par value^	Value
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	01-09-25	5.597	2,798,000	$2,798,000
Federal Farm Credit Bank (Overnight SOFR + 0.200%) (A)	12-05-24	5.607	6,000,000	6,000,000
Federal Farm Credit Bank (Prime rate - 2.950%) (A)	12-16-24	5.627	3,111,000	3,111,000
Federal Farm Credit Bank (Overnight SOFR + 0.060%) (A)	04-29-24 to 07-08-24	5.434 to 5.465	12,559,000	12,559,175
Federal Farm Credit Bank (Overnight SOFR + 0.125%) (A)	10-03-24 to 03-07-25	5.531	5,247,000	5,247,000
Federal Farm Credit Bank (Overnight SOFR + 0.135%) (A)	09-05-24 to 04-29-25	5.541	3,532,000	3,532,000
Federal Farm Credit Bank	04-05-24 to 02-21-25	4.724 to 5.605	53,579,000	53,455,190
Federal Home Loan Bank (Overnight SOFR + 0.010%) (A)	09-12-24	5.414	9,260,000	9,260,000
Federal Home Loan Bank (Overnight SOFR + 0.005%) (A)	08-02-24	5.422	3,765,000	3,764,844
Federal Home Loan Bank (Overnight SOFR + 0.100%) (A)	11-27-24	5.425	4,895,000	4,897,501
Federal Home Loan Bank (Overnight SOFR + 0.150%) (A)	01-30-25	5.556	5,200,000	5,200,000
Federal Home Loan Bank (Overnight SOFR + 0.165%) (A)	06-26-25	5.571	11,040,000	11,040,000
Federal Home Loan Bank (Overnight SOFR + 0.210%) (A)	12-26-25	5.617	3,680,000	3,680,000
Federal Home Loan Bank (Overnight SOFR + 0.000%) (A)	05-30-24 to 07-16-24	5.404	31,490,000	31,490,000
Federal Home Loan Bank	04-03-24 to 04-25-25	4.799 to 5.628	194,743,000	192,817,853
Federal Home Loan Mortgage Corp.	05-17-24 to 02-28-25	4.893 to 5.392	12,445,000	12,366,047
Federal National Mortgage Association	04-03-24 to 01-17-25	4.957 to 5.473	41,514,000	41,380,767

Tennessee Valley Authority	04-03-24 to 09-15-24	5.317 to 5.361	38,171,000	38,091,786
U.S. Government 38.9%				$524,615,243
(Cost $524,615,243)
U.S. Treasury Bill	04-16-24 to 01-23-25	4.990 to 5.377	238,862,300	236,963,792

U.S. Treasury Note	01-31-25	5.108	25,000,000	24,478,760
U.S. Treasury Note (3 month USBMMY - 0.075%) (A)	04-30-24	5.408	63,846,200	63,840,617
U.S. Treasury Note (3 month USBMMY + 0.037%) (A)	07-31-24	5.430	64,136,200	64,132,295
8	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

U.S. Treasury Note (3 month USBMMY + 0.140%) (A)	10-31-24	5.499	89,358,100	$89,366,313
U.S. Treasury Note (3 month USBMMY + 0.170%) (A)	10-31-25	5.523	6,275,900	6,278,022
U.S. Treasury Note (3 month USBMMY + 0.200%) (A)	01-31-25	5.556	3,000,000	3,000,486
U.S. Treasury Note (3 month USBMMY + 0.169%) (A)	04-30-25	5.572	18,501,700	18,496,614

U.S. Treasury Note (3 month USBMMY + 0.125%) (A)	07-31-25	5.587	18,077,700	18,058,344
Corporate bonds 0.0%				$376,563
(Cost $376,563)
Private Export Funding Corp.	11-15-24	5.381	385,000	376,563

	Par value^	Value
Repurchase agreement 18.7%		$251,797,000
(Cost $251,797,000)
Barclays Tri-Party Repurchase Agreement dated 3-28-24 at 5.310% to be repurchased at $19,011,210 on 4-1-24, collateralized by $22,082,900 U.S. Treasury Notes, 0.625% due 11-30-27 (valued at $19,391,483)	19,000,000	19,000,000
Repurchase Agreement with State Street Corp. dated 3-28-24 at 2.630% to be repurchased at $797,233 on 4-1-24, collateralized by $875,200 U.S. Treasury Notes, 0.375% due 12-31-25 (valued at $813,020)	797,000	797,000
Repurchase Agreement with State Street Corp. dated 3-28-24 at 5.290% to be repurchased at $232,136,364 on 4-1-24, collateralized by $243,646,900 U.S. Treasury Notes, 0.375% - 4.250% due 1-31-26 to 2-15-26 (valued at $236,640,036)	232,000,000	232,000,000

Total investments (Cost $1,344,970,952) 99.7%		$1,344,970,952
Other assets and liabilities, net 0.3%		4,213,653
Total net assets 100.0%		$1,349,184,605

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $1,344,970,952.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $1,093,173,952)	$1,093,173,952
Repurchase agreements, at value (Cost $251,797,000)	251,797,000
Total investments, at value (Cost $1,344,970,952)	1,344,970,952
Cash	906
Interest receivable	5,625,755
Receivable for fund shares sold	4,140,089
Receivable from affiliates	8,712
Other assets	144,522
Total assets	1,354,890,936
Liabilities
Distributions payable	28,369
Payable for fund shares repurchased	5,285,783
Payable to affiliates
Accounting and legal services fees	63,043
Transfer agent fees	135,489
Distribution and service fees	8,708
Trustees’ fees	2,252
Other liabilities and accrued expenses	182,687
Total liabilities	5,706,331
Net assets	$1,349,184,605
Net assets consist of
Paid-in capital	$1,349,185,686
Total distributable earnings (loss)	(1,081)
Net assets	$1,349,184,605

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,338,931,753 ÷ 1,338,936,974 shares)	$1.00
Class C ($10,252,852 ÷ 10,252,621 shares)[1]	$1.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
10	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Interest	$68,106,807
Expenses
Investment management fees	4,471,737
Distribution and service fees	3,327,629
Accounting and legal services fees	277,159
Transfer agent fees	1,580,231
Trustees’ fees	31,555
Custodian fees	208,562
State registration fees	113,870
Printing and postage	152,889
Professional fees	102,854
Other	59,446
Total expenses	10,325,932
Less expense reductions	(3,424,044)
Net expenses	6,901,888
Net investment income	61,204,919
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,081)
(1,081)
Increase in net assets from operations	$61,203,838
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Money Market Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$61,204,919	$26,206,661
Net realized loss	(1,081)	—
Increase in net assets resulting from operations	61,203,838	26,206,661
Distributions to shareholders
From earnings
Class A	(60,713,468)	(25,926,014)
Class C	(495,175)	(278,803)
Total distributions	(61,208,643)	(26,204,817)
From fund share transactions	93,102,042	171,467,719
Total increase	93,097,237	171,469,563
Net assets
Beginning of year	1,256,087,368	1,084,617,805
End of year	$1,349,184,605	$1,256,087,368
12	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.047	0.021	—[2]	—[2]	0.014
Net realized and unrealized gain (loss) on investments	—[2]	—[2]	—[2]	—[2]	—[2]
Total from investment operations	0.047	0.021	—[2]	—[2]	0.014
Less distributions
From net investment income	(0.047)	(0.021)	—[2]	—[2]	(0.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	4.81	2.17	0.02[4]	0.01[4]	1.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1,339	$1,245	$1,072	$956	$835
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.78	0.78	0.80	0.82
Expenses including reductions	0.53	0.52	0.07[4]	0.20[4]	0.56
Net investment income	4.71	2.20	—[4,5]	0.01[4]	1.42

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield.
[5]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Money Market Fund	13

CLASS C SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.047	0.021	—[2]	—[2]	0.014
Net realized and unrealized gain (loss) on investments	—[2]	—[2]	—[2]	—[2]	—[2]
Total from investment operations	0.047	0.021	—[2]	—[2]	0.014
Less distributions
From net investment income	(0.047)	(0.021)	—[2]	—[2]	(0.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	4.81	2.17	0.02[5]	0.01[5]	1.45
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$11	$13	$12	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54	1.53	1.53	1.55	1.57
Expenses including reductions	0.53	0.52	0.07[5]	0.20[5]	0.56
Net investment income	4.71	2.16	—[5,6]	0.01[5]	1.45

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield.
[6]	Less than 0.005%.
14	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund’s shares could go down in price, meaning that you can lose money by investing in the fund.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class C shares are closed to new investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant per share of $1.00, but there can be no assurance that it will be able to do so.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2024, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
ANNUAL REPORT | JOHN HANCOCK Money Market Fund	15

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2024 were $7,908.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2024, the fund has a short-term capital loss carryforward of $1,081 available to offset future net realized capital gains. This carryforward does not expire.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
16	JOHN HANCOCK Money Market Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily and pays monthly, as long as class income exceeds class expense on each day. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$61,208,643	$26,204,817
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2024, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2024.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $500 million of the fund’s aggregate net assets; (b) 0.425% of the next $250 million of the fund’s aggregate net assets; (c) 0.375% of the next $250 million of the fund’s aggregate net assets; (d) 0.350% of the next $500 million of the fund’s aggregate net assets; (e) 0.325% of the next $500 million of the fund’s aggregate net assets; (f) 0.300% of the next $500 million of the fund’s aggregate net assets; and (g) 0.275% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and Money Market Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
ANNUAL REPORT | JOHN HANCOCK Money Market Fund	17

fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2024, the expense reductions described above amounted to the following:
Class	Advisor expense reduction
Class A	$95,634
Class C	781
Total	$96,415
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The Distributor has contractually agreed to waive Rule 12b-1 fees on Class A and Class C shares to the extent necessary to achieve aggregate fees paid to the Distributor of 0.00%. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.
The total amounts waived by the Distributor were $3,222,392 and $105,237, for Class A and Class C shares, respectively, for the year ended March 31, 2024.
Sales charges. Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs).  Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. Class A shares generally are not subject to CDSCs, but may occur when there is a transfer into Class A from another class that charges CDSCs. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2024, CDSCs received by the Distributor amounted to $4,965 and $1,230 for Class A and Class C shares, respectively.
18	JOHN HANCOCK Money Market Fund | ANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,222,392	$1,567,408
Class C	105,237	12,823
Total	$3,327,629	$1,580,231
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	629,477,594	$629,477,594	793,362,180	$793,362,181
Distributions reinvested	60,153,788	60,153,788	25,661,639	25,661,639
Repurchased	(595,284,756)	(595,284,756)	(646,477,346)	(646,477,347)
Net increase	94,346,626	$94,346,626	172,546,473	$172,546,473
Class C shares
Sold	4,947,256	$4,947,256	9,989,664	$9,989,663
Distributions reinvested	489,001	489,001	273,990	273,990
Repurchased	(6,680,841)	(6,680,841)	(11,342,407)	(11,342,407)
Net decrease	(1,244,584)	$(1,244,584)	(1,078,753)	$(1,078,754)
Total net increase	93,102,042	$93,102,042	171,467,720	$171,467,719
Note 6—New rule issuance
On July 12, 2023, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the
Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that will affect the manner in which the fund and other money market funds operate. The amendments increase the required minimum level of liquid assets for money market funds, remove the ability to impose redemption gates,
ANNUAL REPORT | JOHN HANCOCK Money Market Fund	19

and require certain money market funds to impose liquidity fees under certain circumstances. The amendments are effective on October 2, 2023, with staggered compliance dates for various provisions in the rule. The Advisor is currently evaluating the impact of these amendments to the fund.
20	JOHN HANCOCK Money Market Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of John Hancock Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Money Market Fund (one of the funds constituting John Hancock Current Interest, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	21

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
22	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Money Market Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	23

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
24	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	1986	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	25

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

26	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	27

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

28	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of each month are filed with the SEC on FOrm N-MFP. The fund’s Form N-MFP filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	29

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John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506253	44A 3/24
5/2024

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $34,976 for the fiscal year ended March 31, 2024 and $33,531 for the fiscal year ended March 31, 2023 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and software licensing fees. Amounts billed to the registrant amounted to $629 for the fiscal year ended March 31, 2024 and $586 for the fiscal year ended March 31, 2023.

In addition, amounts billed to control affiliates were $127,986 and $121,890 for the fiscal years ended March 31, 2024 and 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $3,168 for the fiscal year ended March 31, 2024, and $3,061 for the fiscal year ended March 31, 2023. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $369 for the fiscal year ended March 31, 2024 and $163 for the fiscal year ended March 31, 2023 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended March 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,006,199 for the fiscal year ended March 31, 2024 and $1,202,146 for the fiscal year ended March 31, 2023.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson William H. Cunningham

Hassell H. McClellan – Member of the Audit Committee as of September 26, 2023

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	May 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-------------------------------
Kristie M. Feinberg
President
Date:	May 8, 2024
By:	/s/ Charles A. Rizzo
------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 8, 2024